Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8
















Name of
Title of
Cusip
Value
Shares
Investment
Other
Voting
 Issuer
class



Discretion
Manager
Authority
















Exxon Mobil Corp

30231g102
10470517
123794
Partial

Shared
Exxon Bartley

30231g102
(5467843)
(64647)
None

None



5,002,674
59147
Full
None
Sole








Marriott Int'l Inc

571903202
7920039
230502
Partial

Shared
David Marriot

571903202
(1865130)
(54282)
None

None
Judith Marriot

571903202
(4035170)
(117438)
None

None



2,019,739
58782
Full


















Berkshire Hathaway Cl A
U.S. Large Cap
084990175
31,882,600
23900
Full
None
Sole
General Electric Company
U.S. Large Cap
369604103
5,635,591
152272
Full
None
Sole
Intel Corp
U.S. Large Cap
458140100
5,216,616
246299
Full
None
Sole
Walgreen Company
U.S. Large Cap
931422109
4,784,194
125602
Full
None
Sole
JP Morgan Chase & Co
U.S. Large Cap
46625H100
4,778,935
111267
Full
None
Sole
Pepsico Inc
U.S. Large Cap
713448108
4,353,156
60293
Full
None
Sole
International Business Machines Corp
U.S. Large Cap
459200101
3,094,725
26878
Full
None
Sole
Johnson & Johnson
U.S. Large Cap
478160104
3,093,689
47691
Full
None
Sole
AT&T Corp
U.S. Large Cap
00206R102
3,005,039
78461
Full
None
Sole
ChevronTexaco Corp
U.S. Large Cap
166764100
2,902,527
34003
Full
None
Sole
Microsoft Corp
U.S. Large Cap
594918104
2,867,863
101052
Full
None
Sole
CISCO Systems Inc
U.S. Large Cap
17275r102
2,653,369
110144
Full
None
Sole
Procter & Gamble Co
U.S. Large Cap
742718109
2,647,112
37778
Full
None
Sole
ConocoPhillips
U.S. Large Cap
20825c104
2,636,847
34600
Full
None
Sole
Verizon Communications
U.S. Large Cap
92343V104
2,500,141
68591
Full
None
Sole
Smith International
U.S. Large Cap
832110100
2,476,969
38564
Full
None
Sole
Archer Daniels Midland Corp
U.S. Large Cap
039483102
2,438,333
59240
Full
None
Sole
Wal-Mart Stores Inc
U.S. Large Cap
931142103
2,382,642
45229
Full
None
Sole
Bank of America Corp
U.S. Large Cap
060505104
2,358,488
62213
Full
None
Sole
Target Corp
U.S. Large Cap
87612e106
2,297,712
45338
Full
None
Sole
Textron Incorporated
U.S. Large Cap
883203101
2,226,278
40171
Full
None
Sole
Hewlett-Packard Co
U.S. Large Cap
428236103
2,225,367
48738
Full
None
Sole
Ebay Inc
   U.S. Large Cap
278642103
2,154,985
72218
Full
None
Sole
Chesapeake Energy Corp
U.S. Large Cap
165167107
2,137,943
46326
Full
None
Sole
Travelers Group Inc
U.S. Large Cap
89417E109
2,126,942
44450
Full
None
Sole
Lockheed Martin Corp
U.S. Large Cap
539830109
2,122,314
21373
Full
None
Sole
FedEx Corp
U.S. Large Cap
31428x106
2,121,164
22889
Full
None
Sole
Amerisource Bergen Corp
U.S. Large Cap
03073e105
2,108,655
51456
Full
None
Sole
Kimberly-Clark Corp
U.S. Large Cap
494368103
2,086,364
32322
Full
None
Sole
Bristol-Myers Squibb Co
U.S. Large Cap
110122108
2,059,372
96684
Full
None
Sole
Omnicom Group Inc
U.S. Large Cap
681919106
1,986,482
44963
Full
None
Sole
Dow Chemical Company
U.S. Large Cap
260543103
1,982,436
53797
Full
None
Sole
Pfizer Incorporated
U.S. Large Cap
717081103
1,960,239
93657
Full
None
Sole
Whirlpool Corp
U.S. Large Cap
963320106
1,937,011
22321
Full
None
Sole
Valero Energy
U.S. Large Cap
91913y100
1,906,842
38828
Full
None
Sole
Intuit Inc
U.S. Large Cap
461202103
1,877,357
69506
Full
None
Sole
ALCOA Inc
U.S. Large Cap
013817101
1,786,092
49531
Full
None
Sole
Northrop Grumman Corp
U.S. Large Cap
666807102
1,783,474
22921
Full
None
Sole
AMGEN Incorporated
U.S. Large Cap
031162100
1,753,966
41981
Full
None
Sole
Walt Disney Holding Co
U.S. Large Cap
254687106
1,713,220
54596
Full
None
Sole
Deere & Co
U.S. Large Cap
244199105
1,679,748
20882
Full
None
Sole
Home Depot Inc
U.S. Large Cap
437076102
1,605,374
57396
Full
None
Sole
SEI Investments Co
U.S. Large Cap
784117103
1,597,593
64706
Full
None
Sole
Caterpillar Inc
U.S. Large Cap
149123101
1,593,649
20356
Full
None
Sole
Wyeth
U.S. Large Cap
983024100
1,589,052
38052
Full
None
Sole
Marathon Oil Corp
U.S. Large Cap
565849106
1,508,940
33091
Full
None
Sole
PNC Bank Corp
U.S. Large Cap
693475105
1,504,569
22946
Full
None
Sole
Costco Wholesale Corp
U.S. Large Cap
22160k105
1,498,622
23066
Full
None
Sole
Symantec Corp
U.S. Large Cap
871503108
1,473,197
88640
Full
None
Sole
Kroger Co
U.S. Large Cap
501044101
1,470,986
57913
Full
None
Sole
Lehman Brothers Holdings Inc
U.S. Large Cap
524908100
1,438,152
38208
Full
None
Sole
Applied Materials Inc
U.S. Large Cap
038222105
1,417,691
72665
Full
None
Sole
McKesson Corp
U.S. Large Cap
58155q103
1,410,290
26929
Full
None
Sole
CitiGroup
U.S. Large Cap
172967101
1,391,022
64940
Full
None
Sole
Boston Scientific Corp
U.S. Large Cap
101137107
1,374,580
106805
Full
None
Sole
Best Buy Inc
U.S. Large Cap
086516101
1,372,127
33095
Full
None
Sole
Yahoo! Inc
U.S. Large Cap
984332106
1,359,884
47006
Full
None
Sole
BJ Services Co
U.S. Large Cap
055482103
1,354,838
47521
Full
None
Sole
Abbott Laboratories
U.S. Large Cap
002824100
1,331,530
24144
Full
None
Sole
Metlife Inc
U.S. Large Cap
59156r108
1,285,285
21329
Full
None
Sole
RR Donnelley & Sons Co
U.S. Large Cap
257867101
1,277,515
42148
Full
None
Sole
Dell Inc
U.S. Large Cap
24702R101
1,226,554
61574
Full
None
Sole
Merrill Lynch & Co Inc
U.S. Large Cap
590188108
1,202,514
29517
Full
None
Sole
Morgan Stanley
U.S. Large Cap
617446448
1,178,715
25792
Full
None
Sole
Wells Fargo & Co
U.S. Large Cap
949746101
1,177,555
40466
Full
None
Sole
Nationwide Financial Services
U.S. Large Cap
638612101
1,174,010
24831
Full
None
Sole
Computer Sciences Corp
U.S. Large Cap
205363104
1,126,620
27620
Full
None
Sole
Union Pacific Corp
U.S. Large Cap
907818108
1,123,467
8960
Full
None
Sole
Yum Brands Inc
U.S. Large Cap
988498101
1,099,721
29554
Full
None
Sole
Trane Inc
U.S. Large Cap
892893108
1,049,592
22867
Full
None
Sole
Eli Lilly & Co
U.S. Large Cap
532457108
1,024,464
19858
Full
None
Sole
Sunoco Inc
U.S. Large Cap
86764p109
1,009,458
19239
Full
None
Sole
Wachovia Corp
U.S. Large Cap
929903102
986,660
36543
Full
None
Sole
Baxter International Inc
U.S. Large Cap
071813109
979,533
16941
Full
None
Sole
Sun Microsystems Inc
U.S. Large Cap
866810203
936,195
60283
Full
None
Sole
Genworth Financial
U.S. Large Cap
37247d106
902,522
39864
Full
None
Sole
Agilent Technologies
U.S. Large Cap
00846u101
828,618
27778
Full
None
Sole
Texas Instruments Inc
U.S. Large Cap
882508104
806,732
28537
Full
None
Sole
Oracle Corp
U.S. Large Cap
68389x105
791,632
40472
Full
None
Sole
Capital One Financial
U.S. Large Cap
14040h105
770,687
15658
Full
None
Sole
Eaton Corp
U.S. Large Cap
278058102
765,279
9606
Full
None
Sole
United Technologies Corp
U.S. Large Cap
913017109
727,654
10573
Full
None
Sole
Masco Corp
U.S. Large Cap
574599106
680,747
34329
Full
None
Sole
TJX Companies Inc
U.S. Large Cap
872540109
622,750
18831
Full
None
Sole
Darden Restaurants
U.S. Large Cap
237194105
591,284
18165
Full
None
Sole
Motorola Inc
U.S. Large Cap
620076109
577,413
62087
Full
None
Sole
Sprint Nextel Corp
U.S. Large Cap
852061100
574,286
85842
Full
None
Sole
PPG Industries
U.S. Large Cap
693506107
573,272
9474
Full
None
Sole
National City Corp
U.S. Large Cap
635405103
565,648
56849
Full
None
Sole
Gannett Co Inc
U.S. Large Cap
364730101
544,658
18749
Full
None
Sole
Regions Financial Corp
U.S. Large Cap
7591ep100
509,506
25798
Full
None
Sole
Apple Computer
U.S. Large Cap
037833100
465,658
3245
Full
None
Sole
Johnson Controls Inc
U.S. Large Cap
478366107
461,531
13655
Full
None
Sole
Becton Dickinson & Co
U.S. Large Cap
075887109
435,525
5073
Full
None
Sole
Medtronic Inc
U.S. Large Cap
585055106
407,614
8427
Full
None
Sole
Apache Corp
U.S. Large Cap
037411105
401,388
3322
Full
None
Sole
SunTrust Banks Inc
U.S. Large Cap
867914103
399,544
7246
Full
None
Sole
Prudential Financial Inc
U.S. Large Cap
744320102
303,680
3881
Full
None
Sole
Medco Health Solutions Inc
U.S. Large Cap
58405u102
296,196
6764
Full
None
Sole
Thermo Fisher Scientific
U.S. Large Cap
883556102
285,053
5015
Full
None
Sole
EMC Corp
U.S. Large Cap
268648102
271,686
18946
Full
None
Sole
Intuitive Surgical New
U.S. Large Cap
46120e602
267,589
825
Full
None
Sole
Principal Financial Group
U.S. Large Cap
74251v102
267,586
4802
Full
None
Sole
Allstate Corp
U.S. Large Cap
020002101
259,978
5409
Full
None
Sole
Transocean Inc
U.S. Large Cap
G90073100
251,066
1857
Full
None
Sole
Suncor Energy Inc
U.S. Large Cap
867229106
240,875
2500
Full
None
Sole
Allergan Inc
U.S. Large Cap
018490102
225,560
4000
Full
None
Sole
3M Company
U.S. Large Cap
88579Y101
219,498
2773
Full
None
Sole
Monsanto Co
U.S. Large Cap
61166w101
218,081
1956
Full
None
Sole
Freeport McMoRan Copper & Gold Inc
U.S. Large Cap
35671D857
213,521
2219
Full
None
Sole